CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Accumulated Other Comprehensive Income (Loss)	Common Stock	Treasury Stock	Additional Paid-In Capital	Retained Earnings	Non-Controlling Interest
Balance as of beginning of period at Dec. 31, 2021	$ 7,094	$ (989)	$ 9	$ (529)	$ 5,411	$ 2,865	$ 327
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	3,584					3,534	50
Other comprehensive income (loss), net of tax	(725)	(699)					(26)
Dividends declared on common stock	(533)					(533)
Shares issued under incentive plans, net	(12)				(12)
Stock-based compensation	77				77
Acquisition (sale) of non-controlling interest, net	22				5		17
Dividends attributable to non-controlling interest	(50)						(50)
Treasury stock repurchase	(1,381)			(1,381)
Balance as of end of period at Dec. 31, 2022	8,076	(1,688)	9	(1,910)	5,481	5,866	318
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	1,440					1,349	91
Other comprehensive income (loss), net of tax	199	202					(3)
Dividends declared on common stock	(624)					(624)
Shares issued under incentive plans, net	(27)				(27)
Stock-based compensation	81				81
Acquisition (sale) of non-controlling interest, net	(22)						(22)
Dividends attributable to non-controlling interest	(56)						(56)
Treasury stock repurchase	(62)			(62)
Balance as of end of period at Dec. 31, 2023	9,005	(1,486)	9	(1,972)	5,535	6,591	328
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	5,708					5,604	104
Other comprehensive income (loss), net of tax	(620)	(620)
Dividends declared on common stock	(712)					(712)
Shares issued under incentive plans, net	(25)				(25)
Stock-based compensation	100				100
Acquisition of VCS Business	3,000				3,000
Acquisition (sale) of non-controlling interest, net	(36)						(36)
Dividends attributable to non-controlling interest	(82)						(82)
Treasury stock repurchase	(1,943)			(1,943)
Balance as of end of period at Dec. 31, 2024	$ 14,395	$ (2,106)	$ 9	$ (3,915)	$ 8,610	$ 11,483	$ 314